UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Simms Capital Management, Inc.
Address: 55 Railroad Avenue

         Greenwich, CT  06830

13F File Number:  28-05860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur O. Poltrack
Title:     Chief Financial Officer
Phone:     203-861-8565

Signature, Place, and Date of Signing:

     Arthur O. Poltrack     Greenwich, CT     October 11, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total:     1899118


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
AES CORP                       COM              00130H105    32151   469260 SH        SOLE                  469260        0        0
AFLAC                          COM              001055102    26289   407188 SH        SOLE                  407188        0        0
AHOLD NV-ADR                   Sponsored ADR    500467303    23539   835082 SH        SOLE                  835082        0        0
AMERICA ONLINE                 COM              02364J104    13459   251443 SH        SOLE                  251443        0        0
AMGEN INC                      COM              031162100    21560   308761 SH        SOLE                  308761        0        0
ASIA SATELLITE                 COM              04516X106    11058   442315 SH        SOLE                  442315        0        0
BED BATH&BEYOND                COM              075896100    17689   725233 SH        SOLE                  725233        0        0
CANON INC ADR                  Sponsored ADR    138006309    59019  1333747 SH        SOLE                 1333747        0        0
Centerspan Comm                COM              152012100     1452   136700 SH        SOLE                  136700        0        0
CHINA MOBILE                   COM              16941M109    25714   792707 SH        SOLE                  792707        0        0
CISCO SYSTEMS                  COM              17275R102    33873   613084 SH        SOLE                  613084        0        0
CITIGROUP INC                  COM              172967101    29520   546043 SH        SOLE                  546043        0        0
COMVERSE TECHNOLOGY INC        COM              205862402    18732   173442 SH        SOLE                  173442        0        0
CONCORD EFS                    COM              206197105    35394   996567 SH        SOLE                  996567        0        0
Consumer Portfolio Svcs        COM              210502100      493   291944 SH        SOLE                  291944        0        0
DASSAULT SYS AD                COM              237545108    32415   395306 SH        SOLE                  395306        0        0
DELL COMPUTER                  COM              247025109    12784   414887 SH        SOLE                  414887        0        0
EISAI CO LTD SPONS ADR         Sponsored ADR    282579309    46834  1440956 SH        SOLE                 1440956        0        0
ELAN CORP PLC                  COM              284131208    65957  1204691 SH        SOLE                 1204691        0        0
EMBRATEL PARTICIPACOES- A      COM              29081N100    21961  1187053 SH        SOLE                 1187053        0        0
EMC CORP MASS                  COM              268648102    54954   552479 SH        SOLE                  552479        0        0
EPCOS AG SPON ADR              Sponsored ADR    29410P107    33326   412065 SH        SOLE                  412065        0        0
ERICSSON LM ADR                Sponsored ADR    294821400    42686  2881748 SH        SOLE                 2881748        0        0
FAMLY DOLLR STR                COM              307000109    18231   947063 SH        SOLE                  947063        0        0
FRESENIUS MED                  COM              358029106    25862   865680 SH        SOLE                  865680        0        0
GENL ELECTRIC                  COM              369604103    24717   427622 SH        SOLE                  427622        0        0
GUCCI GRP NV                   COM              401566104    51885   514346 SH        SOLE                  514346        0        0
GUIDANT CORP                   COM              401698105    24709   349552 SH        SOLE                  349552        0        0
HOME DEPOT INC                 COM              437076102    13774   260127 SH        SOLE                  260127        0        0
INTEL CORP                     COM              458140100    22350   537753 SH        SOLE                  537753        0        0
JOHNSON ELECTRIC ADR           Sponsored ADR    479087207    27972  1244552 SH        SOLE                 1244552        0        0
KONINKLIJKE PHIL EL SP ADR NEW Sponsored ADR    500472303    11686   274944 SH        SOLE                  274944        0        0
KONINKLIJKE PHILIPS ELECT      COM              500472303    50946  1274532 SH        SOLE                 1274532        0        0
KOREA TELECOM CORP ADR         Sponsored ADR    50063P103    23634   702858 SH        SOLE                  702858        0        0
KYOCERA CORP                   COM              501556203    32295   214675 SH        SOLE                  214675        0        0
LUXOTTICA ADS                  COM              55068R202    45769  2838388 SH        SOLE                 2838388        0        0
MATAV RT-SP ADR                Sponsored ADR    559776109    27528  1168287 SH        SOLE                 1168287        0        0
MBNA CORP                      COM              55262L100    31704   823475 SH        SOLE                  823475        0        0
NOKIA ADR A                    Sponsored ADR    654902204    57834  1446989 SH        SOLE                 1446989        0        0
OMNICOM GROUP                  COM              681919106    25667   351905 SH        SOLE                  351905        0        0
ORACLE CORP                    COM              68389X105    44002   558756 SH        SOLE                  558756        0        0
ORIX CORPORATION               COM              686330101    47915   822569 SH        SOLE                  822569        0        0
PEARSON PLC 2B EXERCISED       COM              7050159K3      998    60479 SH        SOLE                   60479        0        0
PEARSON PLC SPON ADR           Sponsored ADR    705015105    47261  1676652 SH        SOLE                 1676652        0        0
PFIZER INC                     COM              717081103    39731   884699 SH        SOLE                  884699        0        0
RADIO SHACK CORP               COM              750438103    26011   402486 SH        SOLE                  402486        0        0
Reunion Industries             COM              761312107      296   157700 SH        SOLE                  157700        0        0
SAFEWAY INC                    COM              786514208    30669   656901 SH        SOLE                  656901        0        0
SAP AG ADR                     Sponsored ADR    803054204      984    16000 SH        SOLE                   16000        0        0
SCHERING-PLOUGH                COM              806605101    18499   397337 SH        SOLE                  397337        0        0
Seattle Filmworks              COM              812572105     1413   502394 SH        SOLE                  502394        0        0
SERONO S A                     COM              81752M101    49269  1628716 SH        SOLE                 1628716        0        0
SONERA CORP SPON ADR           Sponsored ADR    835433202    19874   787079 SH        SOLE                  787079        0        0
SONY CORP ADR                  Sponsored ADR    835699307    25085   248521 SH        SOLE                  248521        0        0
STMICROELECTRNC                COM              861012102    29624   620727 SH        SOLE                  620727        0        0
SUN MICROSYSTEM                COM              866810104    42593   364824 SH        SOLE                  364824        0        0
TEL MEX ADR -L-                Sponsored ADR    879403780    31339   589779 SH        SOLE                  589779        0        0
TELE DANMARK                   COM              879242105    18931   673094 SH        SOLE                  673094        0        0
TELEFONICA SA                  COM              879382208    25549   429850 SH        SOLE                  429850        0        0
TEVA PHARMACEUTICAL ADR        Sponsored ADR    881624209    47593   650294 SH        SOLE                  650294        0        0
TNT POST                       COM              888742103    35617  1531918 SH        SOLE                 1531918        0        0
TREND MICRO INC ADR            Sponsored ADR    89486M107     4091    96699 SH        SOLE                   96699        0        0
TYCO INTL LTD                  COM              902124106    33524   917917 SH        SOLE                  917917        0        0
UNITED MICROELECTRONICS-A      COM              910873207    12762  1074720 SH        SOLE                 1074720        0        0
VODAFONE AIRTOUCH ADR          Sponsored ADR    92857W100    35437   957755 SH        SOLE                  957755        0        0
WMC LTD ADR SPONSORED          Sponsored ADR    928947100        1       70 SH        SOLE                      70        0        0
WPP GROUP PLC                  COM              929309300    21397   357458 SH        SOLE                  357458        0        0
XILINX INC                     COM              983919101    31231   364744 SH        SOLE                  364744        0        0